Interest Expense, Net , Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Interest Income and Interest Expense
Interest income	$ (271)	$ (237)	$ (200)
Interest expense	379	388	349
Interest expense, net	$ 108	$ 151	$ 149